Summary of Significant Accounting Policies - Advertising and Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits	$ 0		$ 0				$ 0	$ 0
Interest or penalties	0		0				$ 0	$ 0
Blade Urban Air Mobility [Member]
Advertising expense	$ 517,000	$ 440,000	$ 710,000	$ 881,000	$ 878,000	$ 1,776,000
Unrecognized tax benefits					0	0
Interest or penalties					$ 0	$ 0